UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Emerging Markets Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2008

1.799872.104

EMI-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 15.3%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 730,000	$ 759,200
Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.33% 6/16/08 (g)		1,075,000	1,077,688
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		500,000	472,600
Germany - 1.4%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		1,375,000	1,464,375
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,340,000	1,346,700
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		995,000	1,042,263
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		290,000	303,775
TOTAL GERMANY			4,157,113
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	30,875
0% 7/5/01 (Reg. S) (c)		445,000	11,125
TOTAL INDONESIA			42,000
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		1,260,000	1,272,600
Luxembourg - 4.0%
Millicom International Cellular SA 10% 12/1/13		1,130,000	1,203,450
Mobile Telesystems Finance SA:
8% 1/28/12		1,870,000	1,907,400
8% 1/28/12 (f)		1,576,000	1,607,520
8.375% 10/14/10 (f)		495,000	512,969
8.375% 10/14/10 (Reg. S)		855,000	886,037
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		1,250,000	1,157,813
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		325,000	314,438
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		755,000	766,325
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
TNK-BP Finance SA 7.5% 3/13/13 (f)		$ 860,000	$ 848,218
Vimpel Communications 8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,215,000	3,162,917
TOTAL LUXEMBOURG			12,367,087
Malaysia - 0.9%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		935,000	987,360
Petronas Capital Ltd.:
7% 5/22/12		680,000	755,888
7.875% 5/22/22 (Reg. S)		800,000	996,640
TOTAL MALAYSIA			2,739,888
Mexico - 0.3%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		695,000	759,288
Netherlands - 1.3%
Bulgaria Steel Finance BV 12% 5/4/13	EUR	600,000	587,239
Lukoil International Finance BV:
6.356% 6/7/17 (f)		1,615,000	1,495,894
6.656% 6/7/22 (f)		1,080,000	946,350
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		1,090,000	1,103,625
TOTAL NETHERLANDS			4,133,108
Philippines - 0.5%
Development Bank of Philippines 8.375% (g)		550,000	570,625
National Power Corp. 6.875% 11/2/16 (f)		850,000	858,500
TOTAL PHILIPPINES			1,429,125
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		700,000	714,840
Singapore - 0.2%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		700,000	742,000
United Kingdom - 0.9%
City of Kiev 8% 11/6/15 (Issued by Credit Suisse First Boston International for City of Kiev) (f)		1,645,000	1,575,252
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		635,000	636,588
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		700,000	675,500
TOTAL UNITED KINGDOM			2,887,340
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - 2.7%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		$ 1,605,000	$ 1,689,263
8.3944% 4/1/15 (g)		1,110,000	1,093,350
Pemex Project Funding Master Trust:
6.625% 6/15/35		2,295,000	2,358,113
6.625% 6/15/35 (f)		335,000	345,888
8.625% 2/1/22		2,325,000	2,944,613
TOTAL UNITED STATES OF AMERICA			8,431,227
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		3,230,000	2,107,575
5.375% 4/12/27		3,245,000	1,865,875
5.5% 4/12/37		1,705,000	959,063
TOTAL VENEZUELA			4,932,513
TOTAL NONCONVERTIBLE BONDS (Cost $49,419,566)			46,917,617
Government Obligations - 67.8%

Argentina - 3.1%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,004,554	3,293,746
par 1.33% 12/31/38 (g)		5,500,000	1,980,000
7% 9/12/13		4,215,000	3,457,705
8.375% 12/20/03 (c)		2,095,000	628,500
11% 10/9/06 (c)		390,000	120,900
11.75% 4/7/09 (c)		545,000	163,500
TOTAL ARGENTINA			9,644,351
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		549,700	397,158
Brazil - 9.5%
Brazilian Federative Republic:
7.125% 1/20/37		3,250,000	3,500,250
8% 1/15/18		2,060,000	2,310,290
8.25% 1/20/34		2,200,000	2,634,500
8.75% 2/4/25		3,775,000	4,643,250
8.875% 10/14/19		1,770,000	2,185,950
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - continued
Brazilian Federative Republic: - continued
8.875% 4/15/24		$ 2,520,000	$ 3,124,800
10.125% 5/15/27		1,050,000	1,454,250
11% 8/17/40		2,345,000	3,139,955
12.25% 3/6/30		1,835,000	3,046,100
12.75% 1/15/20		1,975,000	3,071,125
TOTAL BRAZIL			29,110,470
Colombia - 3.0%
Colombian Republic:
7.375% 9/18/37		2,460,000	2,638,350
8.125% 5/21/24		330,000	385,275
10.375% 1/28/33		525,000	758,625
10.75% 1/15/13		1,260,000	1,565,550
11.75% 2/25/20		2,613,000	3,854,175
TOTAL COLOMBIA			9,201,975
Congo - 0.4%
Congo Republic 2.5% 6/30/29 (e)		2,061,500	1,113,210
Dominican Republic - 0.2%
Dominican Republic 9.04% 1/23/18 (f)		513,699	541,953
Ecuador - 1.3%
Ecuador Republic:
9.375% 12/15/15 (f)		540,000	546,750
10% 8/15/30 (Reg. S)		3,015,000	2,924,550
12% 11/15/12 (f)		102,000	103,530
12% 11/15/12 (Reg. S)		320,280	325,084
TOTAL ECUADOR			3,899,914
Egypt - 0.6%
Arab Republic of Egypt 8.75% 7/18/12 (f)	EGP	10,470,000	1,947,238
El Salvador - 0.5%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		750,000	836,250
8.25% 4/10/32 (Reg. S)		645,000	735,300
TOTAL EL SALVADOR			1,571,550
Fiji - 0.2%
Republic of Fiji 6.875% 9/13/11		760,000	668,800
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (f)		3,040,000	3,192,000
Government Obligations - continued
		Principal Amount (d)	Value
Ghana - 1.0%
Ghana Republic 8.5% 10/4/17 (f)		$ 2,900,000	$ 3,012,375
Indonesia - 1.1%
Indonesian Republic:
7.5% 1/15/16 (f)		945,000	1,025,325
8.5% 10/12/35 (f)		1,970,000	2,216,250
TOTAL INDONESIA			3,241,575
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		2,750,000	1,918,125
Ivory Coast - 1.4%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (c)(g)		5,326,300	2,063,941
past due interest 3% 3/30/18 (Reg. S) (c)(g)		5,358,000	2,076,225
TOTAL IVORY COAST			4,140,166
Lebanon - 2.5%
Lebanese Republic:
7.125% 3/5/10		1,560,000	1,528,800
7.875% 5/20/11 (Reg. S)		1,040,000	1,010,100
8.1563% 11/30/09 (f)(g)		1,130,000	1,113,050
8.1563% 11/30/09 (Reg. S) (g)		930,000	916,050
10.125% 8/6/08		705,000	710,288
10.25% 10/6/09 (Reg. S)		630,000	647,325
11.625% 5/11/16 (Reg. S)		1,560,000	1,758,900
TOTAL LEBANON			7,684,513
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		570,000	636,177
8.75% 6/1/09		570,000	606,366
TOTAL MALAYSIA			1,242,543
Mexico - 6.7%
United Mexican States:
6.75% 9/27/34		4,725,000	5,262,705
7.5% 4/8/33		1,610,000	1,950,193
8.125% 12/30/19		1,874,000	2,370,610
8.3% 8/15/31		3,055,000	4,006,022
11.375% 9/15/16		1,884,000	2,743,669
11.5% 5/15/26		2,485,000	4,149,950
TOTAL MEXICO			20,483,149
Government Obligations - continued
		Principal Amount (d)	Value
Pakistan - 0.4%
Islamic Republic of Pakistan:
6.875% 6/1/17 (f)		$ 435,000	$ 374,100
7.125% 3/31/16 (f)		920,000	800,400
TOTAL PAKISTAN			1,174,500
Panama - 0.7%
Panamanian Republic:
7.125% 1/29/26		655,000	707,400
8.875% 9/30/27		1,175,000	1,495,188
TOTAL PANAMA			2,202,588
Peru - 1.0%
Peruvian Republic:
7.35% 7/21/25		1,730,000	1,946,250
9.875% 2/6/15		815,000	1,026,085
TOTAL PERU			2,972,335
Philippines - 6.5%
Philippine Republic:
6.375% 1/15/32		335,000	323,275
7.75% 1/14/31		1,985,000	2,215,856
8.875% 3/17/15		1,930,000	2,287,050
9% 2/15/13		2,415,000	2,819,513
9.375% 1/18/17		1,815,000	2,268,750
9.5% 2/2/30		2,195,000	2,867,329
9.875% 1/15/19		3,010,000	3,867,850
10.625% 3/16/25		2,385,000	3,333,038
TOTAL PHILIPPINES			19,982,661
Russia - 7.9%
Russian Federation:
7.5% 3/31/30 (Reg. S)		13,878,650	15,977,783
11% 7/24/18 (Reg. S)		2,347,000	3,409,018
12.75% 6/24/28 (Reg. S)		2,619,000	4,724,021
TOTAL RUSSIA			24,110,822
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		1,145,000	1,050,538
Sri Lanka - 0.2%
Government of the Democratic Socialist Republic of Sri Lanka 9.75% 4/1/08	LKR	59,100,000	545,770
Government Obligations - continued
		Principal Amount (d)	Value
Turkey - 7.1%
Turkish Republic:
6.75% 4/3/18		$ 2,710,000	$ 2,689,675
6.875% 3/17/36		2,330,000	2,091,175
7% 9/26/16		1,600,000	1,636,000
7% 6/5/20		1,805,000	1,791,463
7.25% 3/5/38		1,120,000	1,054,200
7.375% 2/5/25		875,000	875,000
8% 2/14/34		1,365,000	1,417,894
9.5% 1/15/14		1,960,000	2,295,650
11% 1/14/13		2,445,000	2,979,844
11.5% 1/23/12		1,850,000	2,233,875
11.875% 1/15/30		1,930,000	2,866,050
TOTAL TURKEY			21,930,826
Ukraine - 1.4%
Ukraine Government:
6.385% 6/26/12 (f)		1,090,000	1,100,900
6.75% 11/14/17 (f)		1,085,000	1,070,027
6.875% 3/4/11 (Reg. S)		785,000	810,513
7.65% 6/11/13 (Reg. S)		1,270,000	1,351,026
TOTAL UKRAINE			4,332,466
United States of America - 0.4%
U.S. Treasury Bonds 4.375% 2/15/38		1,115,000	1,128,241
Uruguay - 1.2%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		1,232,230	1,287,680
8% 11/18/22		1,910,000	2,043,700
9.25% 5/17/17		395,000	468,075
TOTAL URUGUAY			3,799,455
Venezuela - 6.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		21,255	786,435
8.5% 10/8/14		2,650,000	2,457,875
9.25% 9/15/27		3,780,000	3,591,000
9.375% 1/13/34		1,630,000	1,511,825
10.75% 9/19/13		8,395,000	8,625,863
13.625% 8/15/18		3,020,000	3,669,300
TOTAL VENEZUELA			20,642,298
Government Obligations - continued
		Principal Amount (d)	Value
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		$ 1,265,000	$ 1,340,900
TOTAL GOVERNMENT OBLIGATIONS (Cost $198,844,090)			208,224,465
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $564,434)	RUB	13,850,000	582,975
Common Stocks - 0.0%
		Shares
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a) (Cost $259)		6	0
Investment Companies - 4.7%

United States of America - 4.7%
iShares MSCI Emerging Markets Index Fund (Cost $13,935,297)		106,346	14,290,775
Preferred Securities - 4.0%
		Principal Amount (d)
Brazil - 1.6%
Globo Comunicacoes e Participacoes SA 9.375%		$ 3,265,000	3,398,168
Net Servicos de Comunicacao SA 9.25% (f)		1,460,000	1,523,480
TOTAL BRAZIL			4,921,648
United States of America - 2.4%
Pemex Project Funding Master Trust 7.75%		7,400,000	7,526,775
TOTAL PREFERRED SECURITIES (Cost $12,340,803)			12,448,423
Money Market Funds - 6.1%
		Shares
Fidelity Cash Central Fund, 2.69% (b) (Cost $18,598,338)		18,598,338	18,598,338
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount	Value
Venezuela - 0.0%
Lehman Brothers Holdings, Inc. Call Option on $2,830,000 notional amount of Venezuelan Republic 9.25% 9/15/27 (Cost $127,350)	May 2008/ $99.00	$ 2,688,500	$ 26,602
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $293,830,137)	301,089,195
NET OTHER ASSETS - 1.9%	5,804,067
NET ASSETS - 100%	$ 306,893,262
Security Type Abbreviation
FLIRB - Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
LKR	-	Sri Lankan rupee
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,945,741 or 12.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 150,664
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 301,089,195	$ 32,889,113	$ 268,200,082	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 56,880
Total Realized Gain (Loss)	(83,724)
Total Unrealized Gain (Loss)	462,844
Cost of Purchases	-
Proceeds of Sales	(436,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $294,517,669. Net unrealized appreciation aggregated $6,571,526, of which $13,668,555 related to appreciated investment securities and $7,097,029 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008